Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitment and Contingencies
Schedule of future minimum lease commitments under non-cancelable operating leases

Future minimum lease commitments under non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

Years ending December 31,
2022	$1,175
2023	998
2024	781
2025	594
Total	$3,548